ACQUISITION OF WGL HOLDINGS INC. (Narrative) (Details) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions			6 Months Ended	12 Months Ended
	Jul. 06, 2018 USD ($) $ / shares shares	Jul. 06, 2018 CAD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Jul. 06, 2018 CAD ($) $ / $	Dec. 31, 2016 CAD ($)
Business Acquisition [Line Items]
Goodwill			$ 4,068.2	$ 4,068.2	$ 817.3		$ 856.0
Revenue				4,256.7	2,556.2
Net income (loss)				$ (435.1)	91.6
Meade Pipeline Co LLC [Member]
Business Acquisition [Line Items]
Equity method investment, ownership interest			55.00%	55.00%
WGL Holdings [Member] | Meade Pipeline Co LLC [Member]
Business Acquisition [Line Items]
Parent ownership interest			55.00%	55.00%
WGL Holdings [Member] | Mountain Valley Pipeline LLC [Member]
Business Acquisition [Line Items]
Noncontrolling ownership interest			10.00%	10.00%
WGL Holdings [Member] | Stonewall Gas Gathering Systems LLC [Member]
Business Acquisition [Line Items]
Equity method investment, ownership interest			30.00%	30.00%
WGL Holdings [Member] | Central Penn [Member]
Business Acquisition [Line Items]
Equity method investment, ownership interest			21.00%	21.00%
WGL Holdings [Member] | Non-recurring Adjustments [Member]
Business Acquisition [Line Items]
Net income (loss)				$ 132.0	19.0
Meade Pipeline Co LLC [Member] | Central Penn [Member]
Business Acquisition [Line Items]
Equity method investment, ownership interest			39.00%	39.00%
Public And Private Placement [Member]
Business Acquisition [Line Items]
Proceeds from issuance of subscription receipts		$ 2.3
WGL Holdings [Member]
Business Acquisition [Line Items]
Aggregate purchase price	$ 7,100	9,300.0
Acquisition, assumption of debt	2,500	3,300.0
Acquisition, equity issued	$ 31	41.0
Acquisition, share price | $ / shares	$ 88.25
Cash consideration	$ 4,600	$ 6,000.0
Shares issued on conversion of subscription receipts | shares	84.5	84.5
Exchange rate | $ / $						1.31
Fair value adjustment of property, plant and equipment				$ (92.0)
Goodwill						$ 3,196.0
Intangible assets						$ 637.0
Fair value adjustment of equity interests				464.0
Fair value adjustment of long-term debt				87.0
Acquisition costs				237.2	65.7
Revenues of acquiree			$ 1,406.0
Income (loss) of acquiree			$ 113.0
WGL Holdings [Member] | Foreign Exchange Contracts, Gains (Losses) [Member]
Business Acquisition [Line Items]
Revenue				$ 2.0	$ 34.0
WGL Holdings [Member] | Acquisition Credit Facility [Member]
Business Acquisition [Line Items]
Proceeds from credit lines	$ 2,300	$ 3,000.0